CONCENTRATIONS AND RISKS (Tables)	6 Months Ended
Jun. 30, 2025
Risks and Uncertainties [Abstract]
Schedule of total revenue

	For the six-month period ended June 30,
	2024	2025
	US$’000	US$’000
Customer A	8,731	19,481
Customer B	N/A(i)	15,193
Customer C	N/A (i)	10,965

(i)	Revenue from the relevant customer was less than 10% of the Company’s total revenue for the respective period.

Schedule of total accounts receivable

	December 31, 2024	June 30, 2025
	US$’000	US$’000
Customer A	N/A(ii)	2,968
Customer B	N/A(ii)	5,152
Customer C	N/A (ii)	6,590
Customer D	N/A(ii)	2,964
Customer E	2,204	N/A(ii)

(ii)	Accounts receivable from relevant customers was less than 10% of the Company’s total gross accounts receivable for the respective year/period.

Schedule of total purchases

	For the six-month period ended June 30,
	2024	2025
	US$’000	US$’000
Supplier A	17,483	N/A(iii)
Supplier B	9,470	24,225
Supplier C	8,647	N/A(iii)
Supplier D	N/A(iii)	13,489
Supplier E	N/A(iii)	11,056
Supplier F	N/A (iii)	9,660

(iii)	Purchase from relevant suppliers was less than 10% of the Company’s total purchase for the respective period.

Schedule of total accounts payable

	December 31,	June 30,
	2024	2025
	US$’000	US$’000
Supplier A	3,370	N/A(iv)
Supplier B	1,726	7,572
Supplier D	N/A(iv)	6,003
Supplier E	N/A(iv)	2,905
Supplier F	N/A(iv)	2,802
Supplier G	N/A(iv)	3,060

(iv)	Accounts payable from relevant suppliers was less than 10% of the Company’s total accounts payable for the respective year/period.